Parenthetical Information Note 25 Other Unamortizing Intangible Assets (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 755	€ 719
Discount rates (cost of equity) applied in the calculation in 2017		11.00%
Discount rates (cost of equity) applied in the calculation in 2018	4.00%
Terminal value growth rate applied for 2017 is up to		4.00%
Terminal value growth rate applied for 2018 is up to	38200.00%
Trademarks [Abstract]
Postbank trademark, acquired in 2010	€ 410
Postbank trademark, after finalizing the purchase price allocation in 2011	27
Postbank trademark, write-off in third quarter 2015	6
Sal. Oppenheim trademark, acquired in 2010	6
Sal. Oppenheim trademark, write-down in fourth quarter 2015	15
Asset Management [Member]
Retail investment management agreements [Abstract]
Assets, related to the Groups U.S. retail mutual fund business, aquired in 2002, calculated at fair value less costs of disposal	€ 755	€ 719
Discount rates (cost of equity) applied in the calculation in 2017		11.00%
Discount rates (cost of equity) applied in the calculation in 2018	4.00%
Terminal value growth rate applied for 2017 is up to		4.00%
WM [Member]
Trademarks [Abstract]
Sal. Oppenheim trademark, acquired in 2010	€ 6
Sal. Oppenheim trademark, write-down in fourth quarter 2015	15
Postbank [Member]
Trademarks [Abstract]
Postbank trademark, acquired in 2010	410
Postbank trademark, after finalizing the purchase price allocation in 2011	€ 410